UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 4.1%
Consumer, Non-cyclical - 1.9%
Cigna Corp.[1,2]	7,848	$1,012,078
Gilead Sciences, Inc.[1,2]	8,800	699,336
Biogen, Inc.*,1,2	2,400	695,832
Total Consumer, Non-cyclical		2,407,246
Consumer, Cyclical - 1.4%
L Brands, Inc.[1,2]	13,000	960,700
General Motors Co.[1,2]	27,000	851,580
Total Consumer, Cyclical		1,812,280
Basic Materials - 0.4%
LyondellBasell Industries N.V. — Class A1	6,800	511,768
Industrial - 0.4%
Koninklijke Philips N.V.	17,107	456,631
Total Common Stocks
(Cost $5,573,254)		5,187,925
CONVERTIBLE PREFERRED STOCKS† - 11.0%
Consumer, Non-cyclical - 5.0%
Allergan plc
5.50% due 03/01/18[1,2]	2,695	2,415,637
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18	2,566	2,278,608
Anthem, Inc.
5.25% due 05/01/18[1]	38,383	1,706,892
Total Consumer, Non-cyclical		6,401,137
Financial - 2.5%
Wells Fargo & Co.
7.50%[1,2,3]	1,949	2,599,966
AMG Capital Trust II
5.15% due 10/15/37[1]	10,107	559,043
Total Financial		3,159,009
Communications - 1.8%
Frontier Communications Corp.
11.13% due 06/29/18[1,2]	22,748	2,249,322
Energy - 0.7%
Hess Corp.
8.00% due 02/01/19[1]	13,550	904,598
Basic Materials - 0.6%
Alcoa, Inc.
5.38% due 10/01/17[1]	20,725	750,245
Industrial - 0.4%
Belden, Inc.
6.75% due 07/15/19	5,417	578,915
Total Convertible Preferred Stocks
(Cost $14,431,841)		14,043,226
	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.4%
Financial - 16.6%
Element Financial Corp.
4.25% due 06/30/20[1,4]	2,473,000 CAD	$1,915,363
5.13% due 06/30/19[4]	1,725,000 CAD	1,474,924
Azimut Holding SpA
2.13% due 11/25/20[1]	1,300,000 EUR	1,492,250
Colony Capital, Inc.
3.88% due 01/15/21[1,2]	1,293,000	1,264,715

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.4% (continued)
Financial - 16.6% (continued)
Starwood Property Trust, Inc.
4.00% due 01/15/19[1,2]	648,000	$706,320
4.55% due 03/01/18[1]	500,000	535,313
Aurelius SE
1.00% due 12/01/20	800,000 EUR	1,077,993
AYC Finance Ltd.
0.50% due 05/02/19	870,000	948,300
Air Lease Corp.
3.88% due 12/01/18[1,2]	746,000	935,764
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19	700,000 EUR	895,808
Conwert Immobilien Invest SE
4.50% due 09/06/18[1]	600,000 EUR	895,383
Swiss Life Holding AG
0.00% due 12/02/20[5]	645,000 CHF	767,833
MGIC Investment Corp.
2.00% due 04/01/20	628,000	761,450
British Land White 2015 Ltd.
0.00% due 06/09/20[5]	600,000 GBP	749,221
Deutsche Wohnen AG
0.88% due 09/08/21	400,000 EUR	735,473
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	500,000 EUR	698,347
Extra Space Storage, LP
3.13% due 10/01/35[4]	577,000	636,143
Beni Stabili SpA
2.63% due 04/17/19	500,000 EUR	627,227
IMMOFINANZ AG
4.25% due 03/08/18	119,000 EUR	598,158
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	288,000	596,880
Haitong International Securities Group, Ltd.
1.25% due 11/04/19	4,000,000 HKD	545,576
Unite Jersey Issuer Ltd.
2.50% due 10/10/18	300,000 GBP	524,654
BNP Paribas S.A.
0.25% due 09/27/16[1]	400,000 EUR	454,166
British Land Co. plc
1.50% due 09/10/17	300,000 GBP	432,166
Nexity S.A.
0.13% due 01/01/23	358,408 EUR	421,184
LEG Immobilien AG
0.50% due 07/01/21	200,000 EUR	368,464
PRA Group, Inc.
3.00% due 08/01/20[1]	227,000	189,971
Total Financial		21,249,046
Technology - 15.9%
Lam Research Corp.
1.25% due 05/15/18[1,2]	1,161,000	1,776,330
Microchip Technology, Inc.
1.63% due 02/15/25[1]	1,417,000	1,695,972
Intel Corp.
2.95% due 12/15/35[1,2]	1,024,000	1,347,199
NXP Semiconductors N.V.
1.00% due 12/01/19[1,2]	1,068,000	1,192,155

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.4% (continued)
Technology - 15.9% (continued)
ServiceNow, Inc.
0.00% due 11/01/18[1,5]	960,000	$1,136,999
Integrated Device Technology, Inc.
0.88% due 11/15/22[4]	1,120,000	1,134,000
NVIDIA Corp.
1.00% due 12/01/18[1,2]	396,000	1,121,918
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1,2]	859,000	916,983
Capgemini SA
0.00% due 01/01/19[5]	9,300 EUR	913,720
Red Hat, Inc.
0.25% due 10/01/19[1,2]	724,000	891,878
Proofpoint, Inc.
0.75% due 06/15/20[1,2]	694,000	819,354
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1,2]	720,000	750,150
Salesforce.com, Inc.
0.25% due 04/01/18	567,000	746,668
BroadSoft, Inc.
1.00% due 09/01/22[4]	526,000	686,430
Citrix Systems, Inc.
0.50% due 04/15/19[1,2]	565,000	664,934
ON Semiconductor Corp.
1.00% due 12/01/20[1]	700,000	660,625
Kingsoft Corp. Ltd.
1.25% due 04/11/19	5,000,000 HKD	635,958
Verint Systems, Inc.
1.50% due 06/01/21[1,2]	626,000	590,788
Electronics For Imaging, Inc.
0.75% due 09/01/19	536,000	577,205
United Microelectronics Corp.
0.00% due 05/18/20[5]	600,000	557,280
Cypress Semiconductor Corp.
4.50% due 01/15/22[4]	463,000	517,692
Micron Technology, Inc.
3.00% due 11/15/43[1,2]	617,000	500,541
Brocade Communications Systems, Inc.
1.38% due 01/01/20[1,2]	500,000	494,688
Total Technology		20,329,467
Consumer, Non-cyclical - 12.1%
Wright Medical Group, Inc.
2.00% due 02/15/20	1,382,000	1,403,593
Hologic, Inc.
2.00% due 03/01/42[6,7]	575,000	782,719
0.00% due 12/15/43[1,2,5,8]	400,000	493,500
Molina Healthcare, Inc.
1.63% due 08/15/44[1,2]	1,041,000	1,216,669
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1,2]	1,497,000	1,176,081
Euronet Worldwide, Inc.
1.50% due 10/01/44[1,2]	951,000	1,167,947
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1,2]	852,000	1,131,030
HealthSouth Corp.
2.00% due 12/01/43[1,2]	899,000	1,102,399

	Face	Value
	Amount~
CONVERTIBLE BONDS†† - 75.4% (continued)
Consumer, Non-cyclical - 12.1% (continued)
Ablynx N.V.
3.25% due 05/27/20	600,000 EUR	$793,733
DP World Ltd.
1.75% due 06/19/24[1]	800,000	788,000
NuVasive, Inc.
2.25% due 03/15/21[4]	607,000	744,334
Invacare Corp.
5.00% due 02/15/21[4]	750,000	741,094
Qiagen N.V.
0.88% due 03/19/21	600,000	687,150
Herbalife Ltd.
2.00% due 08/15/19[1,2]	594,000	617,392
Horizon Pharma Investment Ltd.
2.50% due 03/15/22	593,000	589,664
Terumo Corp.
0.00% due 12/06/21[5]	40,000,000 JPY	503,488
Wright Medical Group N.V.
2.25% due 11/15/21[4]	368,000	448,040
Jazz Investments I Ltd.
1.88% due 08/15/21[1,2]	400,000	439,000
J Sainsbury plc
1.25% due 11/21/19	300,000 GBP	399,824
Macquarie Infrastructure Company LLC
2.88% due 07/15/19[1,2]	275,000	319,516
Total Consumer, Non-cyclical		15,545,173
Communications - 9.8%
LinkedIn Corp.
0.50% due 11/01/19[1,2]	1,750,000	1,741,250
Twitter, Inc.
0.25% due 09/15/19	850,000	788,906
1.00% due 09/15/21[1,2]	735,000	663,797
Priceline Group, Inc.
0.35% due 06/15/20[1,2]	1,172,000	1,426,909
FireEye, Inc.
1.00% due 06/01/35[1,2]	1,400,000	1,308,125
Ctrip.com International Ltd.
1.00% due 07/01/20	638,000	694,623
1.25% due 10/15/18[1]	377,000	476,670
Liberty Media Corp.
1.38% due 10/15/23[1,2]	1,022,000	1,089,708
Telefonica S.A.
6.00% due 07/24/17	1,000,000 EUR	996,921
Telecom Italia Finance S.A.
6.13% due 11/15/16[1]	800,000 EUR	897,507
WebMD Health Corp.
2.63% due 06/15/23[4]	815,000	827,225
Ciena Corp.
4.00% due 12/15/20[1,2]	482,000	615,755
American Movil BV
5.50% due 09/17/18[1]	600,000 EUR	611,806

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face	Value
	Amount~
CONVERTIBLE BONDS†† - 75.4% (continued)
Communications - 9.8% (continued)
Vodafone Group PLC
1.50% due 08/25/17	300,000 GBP	$438,539
Total Communications		12,577,741
Consumer, Cyclical - 8.8%
Steinhoff Finance Holdings GmbH
4.00% due 01/30/21[1]	600,000 EUR	1,044,334
1.25% due 08/11/22	700,000 EUR	810,564
Iida Group Holdings Co. Ltd
0.00% due 06/18/20[1,5]	100,000,000 JPY	1,053,325
LVMH Moet Hennessy Louis Vuitton SE
0.00% due 02/16/21[5]	3,750	966,375
Sonae Investments B.V.
1.63% due 06/11/19	900,000 EUR	942,014
Standard Pacific Corp.
1.25% due 08/01/32[1,2]	867,000	933,108
Shenzhou International Group Holdings Ltd.
0.50% due 06/18/19	6,000,000 HKD	927,841
Resorttrust, Inc.
0.00% due 12/01/21[1,5]	80,000,000 JPY	830,365
International Consolidated Airlines Group S.A.
0.25% due 11/17/20	800,000 EUR	806,930
CalAtlantic Group, Inc.
0.25% due 06/01/19[1]	700,000	660,188
Asics Corp.
0.00% due 03/01/19[5]	50,000,000 JPY	523,857
HIS Co. Ltd.
0.00% due 08/30/19[5]	50,000,000 JPY	498,853
Toll Brothers Finance Corp.
0.50% due 09/15/32	500,000	488,438
NHK Spring Co. Ltd.
0.00% due 09/20/19[5]	450,000	450,788
Valeo S.A.
0.00% due 06/16/21[5]	400,000	411,900
Total Consumer, Cyclical		11,348,880
Industrial - 7.0%
Deutsche Post A.G.
0.60% due 12/06/19[1]	700,000 EUR	1,071,697
China Railway Construction Corporation Ltd.
0.00% due 01/29/21[5]	750,000	854,813
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19	750,000	840,128
OSG Corp.
0.00% due 04/04/22[5]	70,000,000 JPY	802,044
MISUMI Group, Inc.
0.00% due 10/22/18[5]	500,000	756,625
Safran S.A.
0.00% due 12/31/20[5]	711,500 EUR	745,709
Dycom Industries, Inc.
0.75% due 09/15/21[1,2,4]	599,000	707,943

	Face	Value
	Amount~
CONVERTIBLE BONDS†† - 75.4% (continued)
Industrial - 7.0% (continued)
Implenia AG
0.50% due 06/30/22	585,000 CHF	$647,075
Shimizu Corp.
0.00% due 10/16/20[5]	50,000,000 JPY	536,054
Larsen & Toubro Ltd.
0.68% due 10/22/19	500,000	496,625
Ebara Corp.
0.00% due 03/19/18[5]	40,000,000 JPY	487,388
MTU Aero Engines AG
0.13% due 05/17/23	300,000 EUR	350,957
BW Group Ltd.
1.75% due 09/10/19	400,000	337,000
Vishay Intertechnology, Inc.
2.25% due 11/15/40[1]	264,000	281,325
Total Industrial		8,915,383
Energy - 2.5%
Weatherford International Ltd.
5.88% due 07/01/21[1,2]	1,961,000	2,184,064
Technip S.A.
0.88% due 01/25/21	500,000 EUR	671,733
RAG-Stiftung
0.00% due 02/18/21[5]	300,000 EUR	364,309
Total Energy		3,220,106
Utilities - 1.9%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,6]	22,978	1,250,865
NRG Yield, Inc.
3.25% due 06/01/20[4]	700,000	679,000
ENN Energy Holdings Ltd.
0.00% due 02/26/18[5]	500,000	516,250
Total Utilities		2,446,115
Basic Materials - 0.8%
Toray Industries, Inc.
0.00% due 08/30/19[5]	60,000,000 JPY	692,296
B2Gold Corp.
3.25% due 10/01/18	274,000	292,153
Total Basic Materials		984,449
Total Convertible Bonds
(Cost $94,187,312)		96,616,360
CORPORATE BONDS†† - 37.2%
Consumer, Non-cyclical - 10.2%
Tenet Healthcare Corp.
6.00% due 10/01/20[1,2]	1,900,000	2,018,654
8.13% due 04/01/22	196,000	203,350
4.50% due 04/01/21[1]	153,000	154,530
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1,4]	2,069,000	1,722,442
United Rentals North America, Inc.
6.13% due 06/15/23[1]	700,000	736,312
5.50% due 07/15/25[1,2]	350,000	361,116
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.50% due 02/01/25[1,4]	1,200,000	1,041,000

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Consumer, Non-cyclical - 10.2% (continued)
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[1,2]	645,000	$557,925
5.13% due 08/01/21[1]	400,000	400,000
Molina Healthcare, Inc.
5.38% due 11/15/22[1,4]	580,000	594,500
HealthSouth Corp.
5.75% due 09/15/25[1,2]	525,000	544,751
BioMarin Pharmaceutical, Inc.
0.75% due 10/15/18	417,000	532,196
Sotheby's
5.25% due 10/01/22[1,4]	500,000	477,500
HCA, Inc.
5.00% due 03/15/24[1]	450,000	473,625
Concordia International Corp.
9.50% due 10/21/22[4]	350,000	321,125
7.00% due 04/15/23[4]	146,000	121,180
Cenveo Corp.
8.50% due 09/15/22[4]	400,000	274,000
11.50% due 05/15/17	164,000	163,590
Quorum Health Corp.
11.63% due 04/15/23[4]	403,000	411,060
Horizon Pharma, Inc.
6.63% due 05/01/23[1,2]	375,000	365,625
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,4]	250,000	270,000
Cott Corp.
5.50% due 07/01/24[4]	218,000 EUR	258,558
Ahern Rentals, Inc.
7.38% due 05/15/23[1,4]	358,000	254,180
Greatbatch Ltd.
9.13% due 11/01/23[4]	196,000	200,900
Revlon Consumer Products Corp.
5.75% due 02/15/21[1]	195,000	198,900
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	152,000	165,300
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	120,000	115,800
Revlon Escrow Corp.
6.25% due 08/01/24[4]	98,000	99,470
Land O' Lakes, Inc.
6.00% due 11/15/22[4]	26,000	27,690
Total Consumer, Non-cyclical		13,065,279
Energy - 6.2%
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20[1,2]	925,000	964,313
7.00% due 11/15/23[1,4]	392,000	374,850
Rowan Companies, Inc.
7.88% due 08/01/19[1]	1,000,000	1,058,046
Cimarex Energy Co.
4.38% due 06/01/24[1,2]	440,000	460,532
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	475,000	458,375

	Face
	Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Energy - 6.2% (continued)
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	400,000	$400,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[1]	350,000	367,938
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22[1]	350,000	359,101
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[4]	342,000	344,993
Western Refining, Inc.
6.25% due 04/01/21[1]	340,000	317,900
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	293,000	310,398
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1,4]	300,000	306,750
Marathon Oil Corp.
3.85% due 06/01/25[1,2]	325,000	295,462
Concho Resources, Inc.
5.50% due 04/01/23[1]	293,000	290,803
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	264,000	263,340
Oasis Petroleum, Inc.
6.50% due 11/01/21	294,000	248,430
Kerr-McGee Corp.
6.95% due 07/01/24[1]	200,000	234,853
SESI LLC
6.38% due 05/01/19[1]	236,000	228,920
Continental Resources, Inc.
5.00% due 09/15/22[1,2]	203,000	190,820
Hess Corp.
3.50% due 07/15/24	197,000	189,893
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
7.63% due 01/15/22	219,000	159,596
Murphy Oil Corp.
4.70% due 12/01/22	127,000	114,766
Southwestern Energy Co.
7.50% due 02/01/18[1]	39,000	41,106
Total Energy		7,981,185
Communications - 4.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22[1]	550,000	574,062
5.88% due 04/01/24[1,4]	196,000	209,720
Frontier Communications Corp.
11.00% due 09/15/25[1]	694,000	743,448
DISH DBS Corp.
6.75% due 06/01/21[1]	500,000	532,500
5.88% due 11/15/24	196,000	189,875

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Communications - 4.4% (continued)
Sprint Communications, Inc.
7.00% due 03/01/20[1,4]	500,000	$533,125
SFR Group S.A.
6.25% due 05/15/24[1,4]	546,000	525,866
CenturyLink, Inc.
6.75% due 12/01/23[1]	499,000	520,831
West Corp.
5.38% due 07/15/22[1,4]	450,000	421,313
EarthLink Holdings Corp.
7.38% due 06/01/20[1]	393,000	412,650
Radio One, Inc.
7.38% due 04/15/22[1,4]	220,000	220,550
Tribune Media Co.
5.88% due 07/15/22	196,000	200,900
Telesat Canada / Telesat LLC
6.00% due 05/15/17[1,4]	200,000	200,000
Windstream Services LLC
7.50% due 06/01/22	196,000	181,300
GCI, Inc.
6.88% due 04/15/25	132,000	137,610
Total Communications		5,603,750
Industrial - 3.7%
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,4]	814,000	630,850
MasTec, Inc.
4.88% due 03/15/23[1]	523,000	503,388
TransDigm, Inc.
6.50% due 07/15/24	425,000	443,563
Energizer Holdings, Inc.
5.50% due 06/15/25[1,2,4]	420,000	429,967
Eletson Holdings, Inc.
9.63% due 01/15/22[1,4]	530,000	410,749
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1,4]	375,000	388,125
Boise Cascade Co.
6.38% due 11/01/20[1]	345,000	355,350
KLX, Inc.
5.88% due 12/01/22[1,2,4]	348,000	354,090
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,4]	300,000	299,814
Builders FirstSource, Inc.
10.75% due 08/15/23[4]	196,000	218,540
Masco Corp.
4.45% due 04/01/25[1]	203,000	216,703
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc.
7.38% due 01/15/22[1,4]	400,000	196,500
Bombardier, Inc.
6.13% due 01/15/23[4]	166,000	144,955
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[4]	74,000	76,405
7.00% due 07/15/24[4]	24,000	25,410

	Face
	Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Industrial - 3.7% (continued)
Manitowoc Foodservice, Inc.
9.50% due 02/15/24[4]	49,000	$55,799
Total Industrial		4,750,208
Basic Materials - 3.6%
NOVA Chemicals Corp.
5.25% due 08/01/23[1,4]	566,000	585,809
Celanese US Holdings LLC
4.63% due 11/15/22[1]	350,000	379,750
Steel Dynamics, Inc.
5.50% due 10/01/24[1]	345,000	366,563
Commercial Metals Co.
4.88% due 05/15/23[1]	371,000	365,435
St. Barbara Ltd.
8.88% due 04/15/18[1,4]	300,000	309,750
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,4]	300,000	309,375
First Quantum Minerals Ltd.
7.00% due 02/15/21[4]	326,000	292,520
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1,4]	250,000	286,875
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,4]	247,000	277,875
Novasep Holding SAS
8.00% due 12/15/16[4]	295,000	272,875
Resolute Forest Products, Inc.
5.88% due 05/15/23[1]	293,000	241,725
Compass Minerals International, Inc.
4.88% due 07/15/24[1,4]	250,000	241,250
TPC Group, Inc.
8.75% due 12/15/20[1,4]	293,000	234,400
Tronox Finance LLC
7.50% due 03/15/22[4]	275,000	219,656
Sappi Papier Holding GmbH
4.00% due 04/01/23[4]	165,000 EUR	193,345
Kaiser Aluminum Corp.
5.88% due 05/15/24[4]	49,000	51,573
Total Basic Materials		4,628,776
Financial - 3.4%
Synovus Financial Corp.
7.88% due 02/15/19[1]	669,000	748,443
5.13% due 06/15/17[1]	94,000	96,632
Alliance Data Systems Corp.
6.38% due 04/01/20[1,4]	750,000	769,688
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,4]	522,000	536,355
E*TRADE Financial Corp.
4.63% due 09/15/23[1,2]	466,000	484,640
Credit Acceptance Corp.
7.38% due 03/15/23[1]	427,000	429,135
Corrections Corporation of America
4.63% due 05/01/23[1]	405,000	413,100
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[1]	300,000	310,875

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Financial - 3.4% (continued)
Equinix, Inc.
5.75% due 01/01/25[1]	236,000	$251,930
Radian Group, Inc.
7.00% due 03/15/21	171,000	189,810
Ally Financial, Inc.
5.13% due 09/30/24[1,2]	165,000	176,138
Total Financial		4,406,746
Consumer, Cyclical - 3.0%
Allegiant Travel Co.
5.50% due 07/15/19	400,000	421,000
GameStop Corp.
6.75% due 03/15/21[4]	400,000	405,000
First Cash Financial Services, Inc.
6.75% due 04/01/21[1]	348,000	360,180
VWR Funding, Inc.
4.63% due 04/15/22[4]	300,000 EUR	347,603
Rite Aid Corp.
6.13% due 04/01/23[4]	293,000	312,045
Brookfield Residential Properties, Inc.
6.38% due 05/15/25[1,4]	300,000	291,000
Guitar Center, Inc.
9.63% due 04/15/20[4]	371,000	277,323
Scientific Games International, Inc.
10.00% due 12/01/22	299,000	267,231
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22[1]	300,000	258,000
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	240,000	246,600
Travelex Financing plc
8.00% due 08/01/18[4]	150,000 GBP	204,333
L Brands, Inc.
5.63% due 02/15/22[1]	153,000	168,874

	Face
	Amount~	Value
CORPORATE BONDS†† - 37.2% (continued)
Consumer, Cyclical - 3.0% (continued)
MGM Resorts International
7.75% due 03/15/22[1]	140,000	$161,757
Neiman Marcus Group Limited LLC
8.75% due 10/15/21[4,9]	98,000	77,910
Total Consumer, Cyclical		3,798,856
Technology - 2.7%
Western Digital Corp.
10.50% due 04/01/24[1,2,4]	1,394,000	1,573,477
Qorvo, Inc.
7.00% due 12/01/25[1,4]	690,000	751,238
Diamond 1 Finance Corp / Diamond 2 Finance Corp
7.13% due 06/15/24[1,4]	398,000	428,752
Nuance Communications, Inc.
5.38% due 08/15/20[1,4]	400,000	410,040
First Data Corp.
5.38% due 08/15/23[1,4]	240,000	247,200
Total Technology		3,410,707
Total Corporate Bonds
(Cost $46,657,436)		47,645,507
SENIOR FLOATING RATE INTERESTS††,10 - 0.4%
Basic Materials - 0.2%
FMG Resources August 2006 Pty Ltd.
4.25% due 06/30/19	257,008	252,249
Consumer, Non-cyclical - 0.2%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	350,000	250,250
Total Senior Floating Rate Interests
(Cost $522,307)		502,499
Total Investments - 128.1%
(Cost $161,372,150)		$163,995,517
Other Assets & Liabilities, net - (28.1)%		(35,970,044)
Total Net Assets - 100.0%		$128,025,473

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of July 31, 2016, the total value of the positions segregated was $99,740,945.
2	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $43,835,787 in aggregate has been rehypothecated.
3	Perpetual maturity.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $32,861,431 (cost $32,534,372), or 25.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
8	Security is an accreting bond until December 15, 2017 with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
9	Security is a paid-in-kind bond.
10	Variable rate security. The rate indicated is the rate effective as of July 31, 2016.

A.G.	Stock Corporation
B.V.	Limited Liability Company
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
JPY	Japanese Yen
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation
SpA	Limited Share Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 1 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$5,187,925	$—	$—	$5,187,925
Convertible Preferred Stocks	14,043,226	—	—	14,043,226
Convertible Bonds	—	96,616,360	—	96,616,360
Corporate Bonds	—	47,645,507	—	47,645,507
Senior Floating Rate Interests	—	502,499	—	502,499
Forward Foreign Currency Exchange Contracts	—	304,799	—	304,799
Total	$19,231,151	$145,069,165	$—	$164,300,316

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$253,342	$—	$253,342
Credit Default Swaps	—	170,190	—	170,190
Total	$—	$423,532	$—	$423,532

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended July 31, 2016.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31,2016

For information on the Advent/Claymore Enhanced Growth & Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The following is a summary of significant accounting policies followed by the Fund.
Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2016.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities
Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts, swap contracts, and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The Fund did not hold any Level 3 securities during the period ended July 31, 2016.

Note 2 – Federal Income Taxes:
As of July 31, 2016, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding swaps, forward foreign currency exchange contracts and foreign currency translations are as follows:
Cost of			Net Tax	Net Tax Unrealized
Investments	Gross Tax	Gross Tax	Unrealized	Depreciation
for Tax	Unrealized	Unrealized	Appreciation	on Derivatives and
Purposes	Appreciation	Depreciation	on Investments	Foreign Currency
$161,911,893	$8,089,086	$(6,005,462)	$2,083,624	$(13,864)

Note 3 – Forward Foreign Currency Exchange Contracts:
As of July 31, 2016, the following forward foreign currency exchange contracts were outstanding:
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/2016	Net Unrealized Appreciation (Depreciation)
CAD	3,989,000
for USD	3,105,440	The Bank of New York Mellon	9/14/2016	$ 3,105,440	$ 3,059,694	$ 45,746
CAD	565,000
for USD	435,004	The Bank of New York Mellon	9/14/2016	435,004	433,374	1,630
CAD	230,000
for USD	177,118	The Bank of New York Mellon	9/14/2016	177,118	176,417	701
CHF	1,344,000
for USD	1,401,548	The Bank of New York Mellon	9/14/2016	1,401,548	1,394,250	7,298
EUR	165,000
for USD	185,551	The Bank of New York Mellon	9/14/2016	185,551	184,864	687
EUR	219,000
for USD	242,652	The Bank of New York Mellon	9/14/2016	242,652	245,364	(2,712)
EUR	16,200,000
for USD	18,217,710	The Bank of New York Mellon	9/14/2016	18,217,710	18,150,243	67,467
EUR	65,000
for USD	73,385	The Bank of New York Mellon	9/14/2016	73,385	72,825	560
EUR	110,000
for USD	122,371	The Bank of New York Mellon	9/14/2016	122,371	123,242	(871)
EUR	99,250
for USD	110,068	The Bank of New York Mellon	8/1/2016	110,068	110,986	(918)

EUR	1,750,000
for USD	1,967,962	The Bank of New York Mellon	9/14/2016	1,967,962	1,960,674	7,288
EUR	490,000
for USD	546,429	The Bank of New York Mellon	9/14/2016	546,429	548,989	(2,560)
EUR	815,000
for USD	908,032	The Bank of New York Mellon	9/14/2016	908,032	913,114	(5,082)
GBP	160,000
for USD	226,421	The Bank of New York Mellon	9/14/2016	226,421	212,597	13,824
GBP	6,000
for USD	7,890	The Bank of New York Mellon	8/1/2016	7,890	7,966	(76)
GBP	1,251,000
for USD	1,770,328	The Bank of New York Mellon	9/14/2016	1,770,328	1,662,243	108,085
GBP	315,000
for USD	445,766	The Bank of New York Mellon	9/14/2016	445,766	418,551	27,215
GBP	557,000
for USD	740,175	The Bank of New York Mellon	9/14/2016	740,175	740,104	71
JPY	652,000,000
for USD	6,170,736	The Bank of New York Mellon	9/14/2016	6,170,736	6,372,793	(202,057)
JPY	21,610,000
for USD	207,215	The Bank of New York Mellon	9/14/2016	207,215	211,221	(4,006)
JPY	39,000,000
for USD	375,047	The Bank of New York Mellon	9/14/2016	375,047	381,195	(6,148)
JPY	51,575,000
for USD	488,122	The Bank of New York Mellon	9/14/2016	488,122	504,105	(15,983)
TWD	17,600,000
for USD	542,206	The Bank of New York Mellon	9/14/2016	542,206	551,789	(9,583)
						30,576

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/2016	Net Unrealized Appreciation (Depreciation)
CAD	89,000
for USD	67,950	The Bank of New York Mellon	9/14/2016	$ 67,950	$ 68,266	$ 316
CAD	400,000
for USD	308,032	The Bank of New York Mellon	9/14/2016	308,032	306,813	(1,219)
EUR	265,000
for USD	296,667	The Bank of New York Mellon	9/14/2016	296,667	296,902	235
EUR	250,000
for USD	279,050	The Bank of New York Mellon	9/14/2016	279,050	280,096	1,046
EUR	976,000
for USD	1,085,419	The Bank of New York Mellon	9/14/2016	1,085,419	1,093,496	8,077

EUR	120,000
for USD	132,752	The Bank of New York Mellon	9/14/2016	132,752	134,446	1,694
GBP	220,000
for USD	288,040	The Bank of New York Mellon	9/14/2016	288,040	292,321	4,281
JPY	60,000,000
for USD	577,946	The Bank of New York Mellon	9/14/2016	577,946	586,453	8,507
JPY	74,000,000
for USD	723,221	The Bank of New York Mellon	9/14/2016	723,221	723,292	71
JPY	25,000,000
for USD	246,483	The Bank of New York Mellon	9/14/2016	246,483	244,356	(2,127)
						20,881

		Total unrealized appreciation on forward exchange currency contracts				$ 51,457

Note 4 – Swap Agreements:
As of July 31, 2016, the following credit default swap agreements were outstanding:
			Protection		Notional		Premiums	Unrealized
Reference		Buy/Sell	Premium	Maturity	Principal	Market	Paid	Appreciation
Entity	Counterparty	Protection	Rate	Date	($000)	Value	(Received)	(Depreciation)
CDX NA HY Series 26	JP Morgan Chase Bank, NA	Buy	5.00%	06/20/2021	$4,115	$(170,190)	$ (103,864)	$(66,326)

SUPPLEMENTAL INFORMATION (Unaudited)	July 31, 2016

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2016

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 27, 2016